American Century Investment Trust

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

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CORE PLUS FUND * DIVERSIFIED BOND FUND * NT DIVERSIFIED BOND FUND
HIGH-YIELD FUND * AMERICAN CENTURY-MASON STREET HIGH-YIELD BOND FUND
INFLATION PROTECTION BOND FUND * PREMIUM MONEY MARKET FUND
PRIME MONEY MARKET FUND * AMERICAN CENTURY-MASON STREET SELECT BOND FUND
SHORT DURATION FUND

Supplement dated March 14, 2008 * Statement of Additional Information dated August 1, 2007

The entries for James F. Keegan in the OTHER ACCOUNTS MANAGED section and the
OWNERSHIP OF SECURITIES section are deleted.

Kathryn A. Hall resigned as trustee effective December 6, 2007. All references to her are deleted, with the exception of the COMPENSATION OF TRUSTEES section.

THE FOLLOWING FOOTNOTE SHOULD BE ADDED TO KATHRYN A. HALL'S ENTRY IN THE
AGGREGATE TRUSTEE COMPENSATION TABLE ON PAGE 43 IN THE COMPENSATION OF TRUSTEES
SECTION:

    MS. HALL RESIGNED FROM THE BOARD ON DECEMBER 6, 2007.

THE FOLLOWING ENTRY IS ADDED TO THE INDEPENDENT TRUSTEES TABLE ON PAGE 39 IN THE
MANAGEMENT SECTION:

FREDERICK L.A. GRAUER, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUNDS: Trustee (since 2008)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Advisor, BARCLAYS GLOBAL
INVESTORS (2003 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 39

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-59648 0803